Cover	Sep. 21, 2021
Cover [Abstract]
Entity Registrant Name	EVERYTHING BLOCKCHAIN, INC.
Entity Central Index Key	0001730869
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 21, 2021
Entity File Number	000-56142
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-1091922
Entity Address Address Line 1	3027 US HIGHWAY 17
Entity Address City Or Town	FLEMING ISLAND
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32003
City Area Code	321
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	802-2474